Acquisition of businesses and purchase accounting - Cooley Medical Equipment, Inc. - Asset and Liabilities acquired (Details) - Cooley Medical Equipment, Inc. - USD ($)	Sep. 30, 2021	Oct. 01, 2019
Disclosure of detailed information about business combination [line items]
Cash		$ 80,000
Accounts receivable		605,000
Inventory		769,000
Prepaid expenses and other current assets		42,000
Property and equipment		1,842,000
Right of use assets		1,080,000
Goodwill		422,000
Accounts payable and accrued liabilities		(815,000)
Deferred revenue		(204,000)
Equipment loans		(509,000)
Lease liabilities		(1,010,000)
Net assets acquired		2,732,000
Cash transferred	$ 399,000	2,333,000
Total consideration transferred, acquisition-date fair value		2,732,000
Goodwill deductible for tax purposes		0
Brand
Disclosure of detailed information about business combination [line items]
Intangible asset		80,000
Non-compete agreements
Disclosure of detailed information about business combination [line items]
Intangible asset		20,000
Customer relationships
Disclosure of detailed information about business combination [line items]
Intangible asset		$ 330,000